Property, plant and equipment - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences	€ (2,493)	€ 1,547
Contractual commitments for acquisition of property, plant and equipment	540	950
Accumulated amortization and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs	(119)	(73)
Translation differences	2,010	(1,035)
Accumulated amortization and impairment losses | Venezuela
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses and asset write-offs	€ 21	€ 43